CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Comprehensive Income Net Of Tax [Abstract]
Net loss	$ (155.1)	[1]	$ (177.1)	[2]	$ (141.9)
Foreign currency translation adjustments	(22.3)		19.2		(4.8)
Comprehensive loss	$ (177.4)		$ (157.9)		$ (146.7)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.